Financial risk management - Liquidity risk (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Financial risk management
Financial instruments with preferred rights			¥ 0	¥ 0	¥ 2,106,334
Borrowings	¥ 116,832		19,554
Lease liabilities	41,735		54,437
Other non-current liabilities	9,760	$ 1,416	8,612
Total	360,215		243,119
Borrowings
Financial risk management
Borrowings	120,272		20,206
Lease liabilities.
Financial risk management
Lease liabilities	45,645		60,694
Trade payables.
Financial risk management
Trade payables	63,048		55,767
Other payables.
Financial risk management
Other payables	116,160		92,488
Amounts due to related party
Financial risk management
Amounts due to a related parties			3
Other non-current liabilities
Financial risk management
Other non-current liabilities	15,090		13,961
Less than 1 year
Financial risk management
Total	315,419		191,275
Less than 1 year | Borrowings
Financial risk management
Borrowings	113,066		20,206
Less than 1 year | Lease liabilities.
Financial risk management
Lease liabilities	23,145		22,811
Less than 1 year | Trade payables.
Financial risk management
Trade payables	63,048		55,767
Less than 1 year | Other payables.
Financial risk management
Other payables	116,160		92,488
Less than 1 year | Amounts due to related party
Financial risk management
Amounts due to a related parties			3
Between 1 and 2 years
Financial risk management
Total	19,565		19,850
Between 1 and 2 years | Borrowings
Financial risk management
Borrowings	7,206
Between 1 and 2 years | Lease liabilities.
Financial risk management
Lease liabilities	12,359		19,850
Between 2 and 5 years
Financial risk management
Total	25,231		30,312
Between 2 and 5 years | Lease liabilities.
Financial risk management
Lease liabilities	10,141		16,351
Between 2 and 5 years | Other non-current liabilities
Financial risk management
Other non-current liabilities	¥ 15,090		13,961
Over 5 years
Financial risk management
Total			1,682
Over 5 years | Lease liabilities.
Financial risk management
Lease liabilities			¥ 1,682